Net revenue from sales and services (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Revenue from sales and Services
Total Net revenue		R$ 1,674,191	R$ 1,486,273	R$ 1,264,280
Sales		1,588,775	1,440,259	1,229,827
Services		85,416	46,014	34,453
Learning Systems
Net Revenue from sales and Services
Total Net revenue		1,081,926	958,674	848,531
Complementary Education Services
Net Revenue from sales and Services
Total Net revenue		236,023	196,035	145,949
Textbooks
Net Revenue from sales and Services
Total Net revenue		144,384	123,358	126,679
Other products and services
Net Revenue from sales and Services
Total Net revenue	[1]	211,858	208,206	R$ 143,121
Other products and services | Public government customers
Net Revenue from sales and Services
Sales		R$ 15,321	R$ 81,199

[1]	Includes sales to public government customers, amounting to R$15,321 on December 2024 (R$81,199 on December 31,2023).